Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2022	$ 158,324	$ 16,928	$ 958	$ (55,005)	$ 121,205	$ 44,229	$ 165,434
Beginning balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		2,401			2,401		2,401
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition, shares	2,426
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange, shares	1,070
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900				900		900
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares	94
Shares issued or accrued for services	$ 60				60		60
Shares issued or accrued for services, shares	8
Net loss for period				(2,678)	(2,678)	(32)	(2,710)
Ending balance, value at Sep. 30, 2022	$ 215,830	19,329	958	(57,683)	178,434	(627)	177,807
Ending balance, shares at Sep. 30, 2022	16,947
Beginning balance, value at Mar. 31, 2023	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	75,395
Beginning balance, shares at Mar. 31, 2023	17,606
IfrsStatementLineItems [Line Items]
Share-based compensation expense		1,512			1,512		1,512
Shares issued in Tarus acquisition
Shares issued in Tarus acquisition, shares
Shares issued in iOx exchange
Shares issued in iOx exchange, shares
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares
Shares issued under ATM	$ 682				682		682
Shares issued under ATM, shares	186
Share issuance costs	$ (20)				(20)		(20)
Shares issued or accrued for services	$ 50				50		50
Shares issued or accrued for services, shares	16
Net unrealized gain on investments			469		469		469
Net loss for period				(11,077)	(11,077)	(14)	(11,091)
Ending balance, value at Sep. 30, 2023	$ 219,494	$ 22,716	$ (3,856)	$ (170,693)	$ 67,661	$ (664)	$ 66,997
Ending balance, shares at Sep. 30, 2023	17,808